SIGNIFICANT ACCOUNTING POLICIES (Schedule of consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
ROU assets	$ 79,249	$ 51,353
Accrued lease expense	53,738	1,095	32,634
Lease liabilities short-term	(18,949)	(15,598)
Lease liabilities long-term	$ (64,244)	(36,850)
Previously Reported [Member]
ROU assets		51,353
Accrued lease expense
Lease liabilities short-term		(15,598)
Lease liabilities long-term		(36,850)
Restatement Adjustment [Member]
ROU assets
Accrued lease expense		(1,095)
Lease liabilities short-term
Lease liabilities long-term